UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22004

Voya Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.8%
		Australia: 19.6%
181,798		Australia & New Zealand Banking Group Ltd.	$3,807,244	3.0
215,400		Coca-Cola Amatil Ltd.	1,526,283	1.2
735,138		Incitec Pivot Ltd.	1,705,499	1.3
371,551		Insurance Australia Group Ltd.	1,529,759	1.2
652,852	@	Metcash Ltd.	995,407	0.8
1,098,531		Nine Entertainment Co. Holdings Ltd.	748,391	0.6
151,985		QBE Insurance Group Ltd.	1,252,620	1.0
62,755		Rio Tinto Ltd.	2,654,039	2.1
267,562		Santos Ltd.	787,836	0.6
739,170		Sigma Pharmaceuticals Ltd.	672,079	0.5
791,618		Spark Infrastructure Group	1,313,858	1.0
452,519		Stockland	1,443,811	1.1
150,452		Suncorp Group Ltd.	1,386,425	1.1
601,088		Vicinity Centres	1,293,471	1.0
171,915		Westpac Banking Corp.	3,974,950	3.1
			25,091,672	19.6

		China: 30.7%
40,876	@	Alibaba Group Holding Ltd. ADR	3,843,161	3.0
250,000		Beijing Enterprises Holdings Ltd.	1,155,432	0.9
4,498,000		China BlueChemical Ltd.	1,027,640	0.8
5,271,960		China Construction Bank	3,930,552	3.1
331,000		China Mobile Ltd.	3,614,842	2.8
596,000		China Overseas Land & Investment Ltd.	1,716,516	1.3
2,163,800		China Petroleum & Chemical Corp.	1,551,616	1.2
588,000		China Resources Land Ltd.	1,424,554	1.1
946,000		China Resources Power Holdings Co.	1,555,229	1.2
1,047,531		China State Construction International Holdings Ltd.	1,689,754	1.3
1,294,000		China Unicom Hong Kong Ltd.	1,568,498	1.2
1,600,000		COSCO Pacific Ltd.	1,672,903	1.3
3,680,000		Datang International Power Generation Co., Ltd.	989,092	0.8
193,500		Hengan International Group Co., Ltd.	1,524,054	1.2
4,761,414		Industrial & Commercial Bank of China	2,909,626	2.3
2,258,000		Lenovo Group Ltd.	1,396,751	1.1
3,323,500		Parkson Retail Group Ltd.	342,723	0.3
1,994,000		PetroChina Co., Ltd.	1,360,455	1.1
529,000		Shanghai Industrial Holdings Ltd.	1,488,933	1.2
590,563		Shanghai Pharmaceuticals Holding Co. Ltd.	1,476,223	1.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
1,122,000		Shimao Property Holdings Ltd.	$1,464,835	1.1
1,510,000		Zhejiang Expressway Co., Ltd.	1,612,382	1.3
			39,315,771	30.7

		Hong Kong: 6.5%
588,374		AIA Group Ltd.	3,582,661	2.8
158,007		CLP Holdings Ltd.	1,541,465	1.2
13,570,000	@	Emperor Watch & Jewellery Ltd.	482,003	0.4
4,778,000		Hutchison Telecommunications Hong Kong Holdings Ltd.	1,594,857	1.2
319,100		Television Broadcasts Ltd.	1,136,918	0.9
			8,337,904	6.5

		India: 9.1%
299,625		Coal India Ltd.	1,348,699	1.1
260,601		GAIL India Ltd.	1,615,581	1.3
380,587		ICICI Bank Ltd.	1,476,421	1.2
395,623		ITC Ltd.	1,344,685	1.0
669,745		NTPC Ltd.	1,595,239	1.2
567,071	@	Punjab National Bank	1,140,009	0.9
102,550		Reliance Industries Ltd.	1,481,453	1.2
261,037		Tata Steel Ltd.	1,577,227	1.2
			11,579,314	9.1

		Indonesia: 0.9%
999,100		Indo Tambangraya Megah PT	1,177,443	0.9

		Malaysia: 3.2%
1,951,113		Berjaya Sports Toto BHD	1,367,439	1.1
1,394,000		CIMB Group Holdings Bhd	1,423,516	1.1
1,752,200		IJM Corp. Bhd	1,265,730	1.0
			4,056,685	3.2

		Singapore: 1.2%
1,131,200		First Resources Ltd.	1,502,284	1.2

		South Korea: 12.8%
183,652		DGB Financial Group, Inc.	1,502,576	1.2
72,179		Hite Jinro Co. Ltd.	1,342,788	1.0
50,304		Hyundai Marine & Fire Insurance Co., Ltd.	1,566,337	1.2
37,936		Korea Electric Power Corp.	1,505,155	1.2
53,403		KT Corp.	1,361,590	1.1
48,955		LG Display Co., Ltd.	1,171,327	0.9
8,291		POSCO	1,775,060	1.4
2,975		Samsung Electronics Co., Ltd.	4,427,325	3.5
45,941		Shinhan Financial Group Co., Ltd.	1,731,219	1.3
			16,383,377	12.8

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: 8.9%
134,000	Catcher Technology Co., Ltd.	$970,630	0.8
1,831,000	Cathay Financial Holding Co., Ltd.	2,682,691	2.1
3,001,664	CTBC Financial Holding Co. Ltd.	1,644,394	1.3
146,827	MediaTek, Inc.	1,016,639	0.8
575,000	Quanta Computer, Inc.	1,068,254	0.8
543,148	Taiwan Semiconductor Manufacturing Co., Ltd.	3,123,334	2.4
515,000	@ TPK Holding Co. Ltd.	866,591	0.7
		11,372,533	8.9

	Thailand: 0.6%
80,100	PTT PCL-Foreign	787,977	0.6

	United Kingdom: 1.3%
212,000	HSBC Holdings PLC	1,674,957	1.3

	Total Common Stock
	(Cost $144,723,615)	121,279,917	94.8

PREFERRED STOCK: 2.6%
	South Korea: 2.6%
4,238	Hyundai Motor Co.	347,191	0.3
12,332	Hyundai Motor Co.- Series 2	1,047,353	0.8
1,663	Samsung Electronics Co., Ltd. - Pref	1,922,618	1.5

	Total Preferred Stock
	(Cost $2,421,462)	3,317,162	2.6

	Total Long-Term Investments
	(Cost $147,145,077)	124,597,079	97.4

SHORT-TERM INVESTMENTS: 3.2%
	Mutual Funds: 3.2%
4,068,143	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310%
	(Cost $4,068,143)	4,068,143	3.2

	Total Short-Term Investments
	(Cost $4,068,143)	4,068,143	3.2

	Total Investments in Securities (Cost $151,213,220)	$128,665,222	100.6
	Liabilities in Excess of Other Assets	(710,511)	(0.6)
	Net Assets	$127,954,711	100.0

@	Non-income producing security.
ADR	American Depositary Receipt
Cost for federal income tax purposes is $151,220,056.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$6,378,869
Gross Unrealized Depreciation	(28,933,703)

Net Unrealized Depreciation	$(22,554,834)

Sector Diversification	Percentage of Net Assets
Financials	29.2%
Information Technology	15.5
Utilities	7.9
Industrials	7.0
Materials	6.8
Energy	6.7
Consumer Staples	6.4
Telecommunication Services	6.3
Real Estate	5.6
Consumer Discretionary	4.4
Health Care	1.6
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$25,091,672	$–	$25,091,672
China	3,843,161	35,472,610	–	39,315,771
Hong Kong	–	8,337,904	–	8,337,904
India	–	11,579,314	–	11,579,314
Indonesia	–	1,177,443	–	1,177,443
Malaysia	1,367,439	2,689,246	–	4,056,685
Singapore	–	1,502,284	–	1,502,284
South Korea	–	16,383,377	–	16,383,377
Taiwan	–	11,372,533	–	11,372,533
Thailand	–	787,977	–	787,977
United Kingdom	–	1,674,957	–	1,674,957
Total Common Stock	5,210,600	116,069,317	–	121,279,917
Preferred Stock	–	3,317,162	–	3,317,162
Short-Term Investments	4,068,143	–	–	4,068,143
Total Investments, at fair value	$9,278,743	$119,386,479	$–	$128,665,222
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(815,490)	$–	$(815,490)
Total Liabilities	$–	$(815,490)	$–	$(815,490)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2016, the following over-the-counter written options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
3,100	Morgan Stanley & Co. International PLC	Call on S&P/ASX 200 Index	5,168.563	AUD	12/01/16	$202,756	$(621,411)
2,500	Goldman Sachs International	Call on Hang Seng Index	22,675.650	HKD	12/01/16	144,567	(50,105)
31,100,000	Merrill Lynch International	Call on Korea Stock Exchange KOSPI 200 Index	253.397	KRW	12/01/16	101,216	(33,769)
20,200	Morgan Stanley & Co. International PLC	Call on Taiwan Stock Exchange Weighted Index	9,066.828	TWD	12/01/16	92,563	(110,205)
		Total Written OTC Options				$541,102	$(815,490)

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2016 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type

Equity contracts	Written options	$815,490
Total Liability Derivatives		$815,490

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2016:

	Goldman Sachs International	Merrill Lynch International	Morgan Stanley & Co. International PLC	Totals
Liabilities:
Written options	$50,105	$33,769	$731,616	$815,490
Total Liabilities	$50,105	$33,769	$731,616	$815,490

Net OTC derivative instruments by counterparty, at fair value	$(50,105)	$(33,769)	$(731,616)	(815,490)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(50,105)	$(33,769)	$(731,616)	$(815,490)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 20, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 20, 2017